SEGMENT INFORMATION - Income Statement Captions by Segment (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment			5
Revenues	$ 8,775,000,000	$ 4,870,000,000	$ 16,969,000,000	$ 6,804,000,000
Direct operating costs	(8,200,000,000)	(4,673,000,000)	(15,849,000,000)	(6,547,000,000)
General and administrative expenses	(142,000,000)	(76,000,000)	(260,000,000)	(138,000,000)
Equity accounted Company EBITDA	63,000,000	24,000,000	122,000,000	42,000,000
Company EBITDA attributable to others	(314,000,000)	(91,000,000)	(609,000,000)	(114,000,000)
Company EBITDA	182,000,000	54,000,000	373,000,000	47,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	90,000,000	9,000,000	106,000,000	281,000,000
Interest expense	(83,000,000)	(50,000,000)	(169,000,000)	(69,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(20,000,000)	(1,000,000)	(39,000,000)	(2,000,000)
Current income taxes	(52,000,000)	(4,000,000)	(80,000,000)	0
Company FFO attributable to others (net of Company EBITDA attributable to others)	60,000,000	35,000,000	124,000,000	(119,000,000)
Company FFO	177,000,000	43,000,000	315,000,000	138,000,000
Depreciation and amortization expense	(105,000,000)	(88,000,000)	(211,000,000)	(153,000,000)
Realized disposition (gain)/loss recorded in prior periods			0
Impairment expense, net	0	(23,000,000)	0	(30,000,000)
Other income (expenses), net	(7,000,000)	(9,000,000)	(21,000,000)	5,000,000
Deferred income taxes	39,000,000	4,000,000	29,000,000	0
Non-cash items attributable to equity accounted investments	(50,000,000)	(9,000,000)	(73,000,000)	(16,000,000)
Non-cash items attributable to others	65,000,000	76,000,000	154,000,000	116,000,000
Net income (loss) attributable to unitholders	119,000,000	(6,000,000)	193,000,000	60,000,000
Equity accounted income (loss), net	(7,000,000)	14,000,000	10,000,000	24,000,000	$ 69,000,000
Interest of others in operating subsidiaries	189,000,000	(20,000,000)	331,000,000	117,000,000
Business services
Disclosure of operating segments [line items]
Revenues	6,726,000,000	3,273,000,000	13,030,000,000	3,889,000,000
Direct operating costs	(6,603,000,000)	(3,207,000,000)	(12,817,000,000)	(3,790,000,000)
General and administrative expenses	(61,000,000)	(30,000,000)	(118,000,000)	(53,000,000)
Equity accounted Company EBITDA	7,000,000	11,000,000	15,000,000	15,000,000
Company EBITDA attributable to others	(46,000,000)	(26,000,000)	(71,000,000)	(40,000,000)
Company EBITDA	23,000,000	21,000,000	39,000,000	21,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	55,000,000	1,000,000	55,000,000	6,000,000
Interest expense	(22,000,000)	(9,000,000)	(41,000,000)	(13,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(1,000,000)	0	(1,000,000)	0
Current income taxes	(13,000,000)	(4,000,000)	(17,000,000)	(4,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	19,000,000	8,000,000	34,000,000	11,000,000
Company FFO	61,000,000	17,000,000	69,000,000	21,000,000
Depreciation and amortization expense	(29,000,000)	(13,000,000)	(57,000,000)	(22,000,000)
Construction services
Disclosure of operating segments [line items]
Revenues	1,133,000,000	1,125,000,000	2,176,000,000	2,141,000,000
Direct operating costs	(1,108,000,000)	(1,104,000,000)	(2,128,000,000)	(2,124,000,000)
General and administrative expenses	(11,000,000)	(11,000,000)	(21,000,000)	(22,000,000)
Equity accounted Company EBITDA	0	0	0	0
Company EBITDA attributable to others	0	0	0	1,000,000
Company EBITDA	14,000,000	10,000,000	27,000,000	(4,000,000)
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	0	0	2,000,000
Interest expense	0	0	0	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0	0
Current income taxes	(9,000,000)	2,000,000	(13,000,000)	12,000,000
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0	(1,000,000)
Company FFO	5,000,000	12,000,000	14,000,000	9,000,000
Depreciation and amortization expense	(5,000,000)	(7,000,000)	(10,000,000)	(12,000,000)
Industrial operations
Disclosure of operating segments [line items]
Revenues	855,000,000	406,000,000	1,602,000,000	637,000,000
Direct operating costs	(438,000,000)	(316,000,000)	(791,000,000)	(535,000,000)
General and administrative expenses	(49,000,000)	(22,000,000)	(79,000,000)	(37,000,000)
Equity accounted Company EBITDA	4,000,000	1,000,000	9,000,000	1,000,000
Company EBITDA attributable to others	(264,000,000)	(53,000,000)	(514,000,000)	(51,000,000)
Company EBITDA	108,000,000	16,000,000	227,000,000	15,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	35,000,000	8,000,000	51,000,000	237,000,000
Interest expense	(55,000,000)	(34,000,000)	(114,000,000)	(43,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(1,000,000)	0	(2,000,000)	0
Current income taxes	(29,000,000)	(5,000,000)	(49,000,000)	(13,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	36,000,000	23,000,000	79,000,000	(109,000,000)
Company FFO	94,000,000	8,000,000	192,000,000	87,000,000
Depreciation and amortization expense	(53,000,000)	(44,000,000)	(106,000,000)	(69,000,000)
Energy
Disclosure of operating segments [line items]
Revenues	57,000,000	64,000,000	154,000,000	133,000,000
Direct operating costs	(49,000,000)	(45,000,000)	(109,000,000)	(96,000,000)
General and administrative expenses	(5,000,000)	(4,000,000)	(10,000,000)	(8,000,000)
Equity accounted Company EBITDA	52,000,000	12,000,000	98,000,000	26,000,000
Company EBITDA attributable to others	(4,000,000)	(12,000,000)	(24,000,000)	(24,000,000)
Company EBITDA	51,000,000	15,000,000	109,000,000	31,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	0	0	36,000,000
Interest expense	(6,000,000)	(7,000,000)	(14,000,000)	(13,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(18,000,000)	(1,000,000)	(36,000,000)	(2,000,000)
Current income taxes	(1,000,000)	0	(1,000,000)	(1,000,000)
Company FFO attributable to others (net of Company EBITDA attributable to others)	5,000,000	4,000,000	11,000,000	(20,000,000)
Company FFO	31,000,000	11,000,000	69,000,000	31,000,000
Depreciation and amortization expense	(18,000,000)	(24,000,000)	(38,000,000)	(50,000,000)
Corporate and Other
Disclosure of operating segments [line items]
Revenues	4,000,000	2,000,000	7,000,000	4,000,000
Direct operating costs	(2,000,000)	(1,000,000)	(4,000,000)	(2,000,000)
General and administrative expenses	(16,000,000)	(9,000,000)	(32,000,000)	(18,000,000)
Equity accounted Company EBITDA	0	0	0	0
Company EBITDA attributable to others	0	0	0	0
Company EBITDA	(14,000,000)	(8,000,000)	(29,000,000)	(16,000,000)
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	0	0	0
Interest expense	0	0	0	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0	0
Current income taxes	0	3,000,000	0	6,000,000
Company FFO attributable to others (net of Company EBITDA attributable to others)	0	0	0	0
Company FFO	(14,000,000)	(5,000,000)	(29,000,000)	(10,000,000)
Depreciation and amortization expense	$ 0	$ 0	$ 0	$ 0